CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

NOTE 9 – CONCENTRATION OF RISKS

a) Major customers

There are no major customers who accounted for 10% or more of the Company’s revenue for the financial year ended December 31, 2022 and 2021.

b) Major suppliers

For year ended December 31, 2022, the suppliers who accounted for 10% or more of the Company’s cost of sales and their balances at year ended are presented as follows:

	2022	2021	2022	2021	2022	2021
	Purchase		Percentage of purchases		Accounts payable trade
Vendor A	$1,497,142	$1,815,817	15.48%	16.37%	$147,376	$397,636
Vendor B	$1,425,867	$1,404,442	14.74%	12.66%	$389,697	$405,999
Vendor C	$1,424,476	$2,026,842	14.73%	18.27%	$509,031	$640,827
Vendor D	$1,171,511	$1,191,344	12.11%	10.74%	$366,764	$269,966
	$5,518,996	$6,438,445	57.06%	58.03%	$1,412,868	$1,714,428